Note 10 - Loss (Gain) Per Common Share (Details Textual) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted Average Number Diluted Shares Outstanding Adjustment, Total (in shares)	0	0	0